Accounts Payable - Other	12 Months Ended
Dec. 31, 2013
Accounts Payable - Other [Abstract]
Accounts Payable - Other
Note 7 - Accounts Payable - Other

	December 31	December 31
	2012	2013
Liabilities regarding employees	$1,563	$2,273
Government institutions	1,544	270
Accrued expenses	1,609	1,585
Related parties	-	154
Other	606	533
	$5,322	$4,815